Selected Quarterly Financial Data (Unaudited) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 557.8	$ 545.2		$ 570.0	[1]	$ 585.3		$ 504.0		$ 513.1		$ 516.3		$ 523.1		$ 503.7		$ 1,098.0	$ 1,089.3	$ 2,204.5	$ 2,056.2	$ 2,021.8
Gross profit	262.6	252.1		265.8	[1]	273.5		233.5		233.3		243.2		253.5		234.8		518.2	507.0	1,024.9	964.8	914.9
Income (loss) from continuing operations	11.7	31.2		(27.7)	[1]	34.5		19.8		27.3		35.1		42.3		36.6		58.1	54.3	57.8	141.3	157.0
Income (loss) from discontinued operations, net of income taxes	(0.1)	2.3		(0.2)	[1]	(0.5)		(0.6)		(1.1)		(1.9)		(3.4)		(0.3)		(0.9)	(1.1)	1.0	(6.7)	(6.3)
Net income (loss)	$ 11.6	$ 33.5		$ (27.9)	[1]	$ 34.0		$ 19.2		$ 26.2		$ 33.2		$ 38.9		$ 36.3		$ 57.2	$ 53.2	$ 58.8	$ 134.6	$ 150.7
Basic earnings (loss) per share from continuing operations (in usd per share)	$ 0.20	$ 0.54	[2],[3]	$ (0.48)	[1],[2],[3]	$ 0.60	[2],[3]	$ 0.34	[2],[3]	$ 0.47	[2],[3]	$ 0.61	[2],[3]	$ 0.73	[2],[3]	$ 0.63	[2],[3]	$ 1.00	$ 0.94	$ 1.00	$ 2.45	$ 2.72
Diluted earnings (loss) per share from continuing operations (in usd per share)	$ 0.20	$ 0.54	[2],[3]	$ (0.48)	[1],[2],[3]	$ 0.60	[2],[3]	$ 0.34	[2],[3]	$ 0.47	[2],[3]	$ 0.61	[2],[3]	$ 0.73	[2],[3]	$ 0.63	[2],[3]	$ 0.99	$ 0.94	$ 1.00	$ 2.45	$ 2.72

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.
[2]	The computation of basic and diluted earnings per share assumes that the number of shares outstanding for the first three quarters of fiscal 2013 and each quarter in fiscal 2012 was equal to the number of ordinary shares of Mallinckrodt outstanding on June 28, 2013, immediately following the distribution of one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien.
[3]	Quarterly and annual computations are prepared independently. Therefore, the sum of each quarter may not necessarily total the fiscal period amounts noted elsewhere within this prospectus.